Document and Entity Information	Nov. 24, 2021
Document And Entity Information [Line Items]
Entity Address, State or Province	IL
Amendment Flag	false
Entity Central Index Key	0001832511
Document Type	8-K
Document Period End Date	Nov. 24, 2021
Entity Registrant Name	Foresight Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40043
Entity Tax Identification Number	85-2992794
Entity Address, Address Line One	2045 W. Grand Avenue
Entity Address, Address Line Two	Ste. B
Entity Address, Address Line Three	PMB 82152
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	60612
City Area Code	(312)
Local Phone Number	882-8897
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	FOREU
Security Exchange Name	NASDAQ
Class A Common Stock Subject To Possible Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FORE
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	FOREW
Security Exchange Name	NASDAQ